Loans Payable (Details Narrative)							3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 12, 2020 USD ($)	May 22, 2020 USD ($)	May 06, 2020 USD ($)	Mar. 01, 2020 USD ($)	Jun. 04, 2018 USD ($)	Aug. 19, 2017 USD ($) ha	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 11, 2020 USD ($)
Debt Instrument [Line Items]
Principal payments of loans									$ 266,580
Amortization of debt discount									9,335	$ 15,545	$ 21,336	$ 259,709
Debt instrument, periodic payment		$ 459
Gain on debt restructuring							$ 130,421		130,421
Proceeds from notes payable									$ 27,641			580,386
Maturity date									Dec. 31, 2020		Dec. 31, 2020
Economic Injury Disaster Loan [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		3.75%
Proceeds from loans payable		$ 94,000
Maturity date		May 22, 2050
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Proceeds from notes payable			$ 242,487
Debt instrument, forgiveness percentage			1.00%
Debt maturity term			2 years
Paycheck Protection Program [Member] | Amended Law Permits Upon Borrower Request [Member]
Debt Instrument [Line Items]
Debt maturity term			5 years
Land Loan [Member]
Debt Instrument [Line Items]
Principal payments of loans									$ 169,826
Amortization of debt discount											$ 21,336	$ 32,295
Area of land | ha						845
Payment to purchase of land						$ 100,000
Notes payable	$ 321,652					$ 600,000							$ 459,500
Debt instrument interest rate						0.00%
Debt instrument, periodic payment						$ 50,000
Expected payment to acquire property						$ 400,000
Debt instrument imputed interest						7.00%
Discounted note balance						$ 517,390
Reduced notes payable	$ 137,850
Debt instrument, payments description	The terms of the Land Loan were amended such that (i) the original maturity date (August 18, 2021) was changed to December 31, 2020 and (ii) the remaining balance was reduced by $137,850 from $459,500 to $321,652. The Company agreed to pay the loan in four equal payments at the end of each month starting August 30, 2020.
Gain on debt restructuring						$ 130,421
2020 Demand Loan [Member]
Debt Instrument [Line Items]
Interest expense							11,855	23,155	50,562	95,983
Amortization of debt discount							$ 2,233	$ 809	9,335	$ 15,545
Debt instrument interest rate				10.00%	10.00%
Proceeds from loans payable				$ 27,641	$ 55,386
2020 Demand Loan [Member] | Argentine Peso [Member]
Debt Instrument [Line Items]
Proceeds from loans payable				$ 1,777,778	$ 1,600,000
2020 Demand Loan [Member]
Debt Instrument [Line Items]
Principal payments of loans									7,940
2018 Demand Loan [Member]
Debt Instrument [Line Items]
Principal payments of loans									5,906
2018 Loan [Member]
Debt Instrument [Line Items]
Principal payments of loans									42,246
2017 Loan [Member]
Debt Instrument [Line Items]
Principal payments of loans									$ 40,662		$ 53,278